CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT) - CNY (¥) ¥ in Thousands	Ordinary Shares	Additional Paid-in Capital	Statutory Reserves	Accumulated Other Comprehensive Loss	Retained Earnings (Accumulated Deficit)	Non-controlling Interests	Total
Balance, Beginning at Dec. 31, 2020	¥ 1		¥ 5,278	¥ (440)	¥ (1,473,424)	¥ 3,793	¥ (1,464,792)
Balance, Beginning (Shares) at Dec. 31, 2020	1,118,621,800
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Net (loss)/income					(1,094,224)	112	(1,094,112)
Foreign currency translation adjustments				(490)			(490)
Share-based compensation and vesting of share-based awards		¥ 151,419					151,419
Share-based compensation and vesting of share-based awards (Shares)	100,000,000
Accretion on convertible redeemable preferred shares to redemption value		(151,419)			(178,318)		(329,737)
Accretion of redeemable non-controlling interests					(28,260)		(28,260)
Balance, Ending at Dec. 31, 2021	¥ 1		5,278	(930)	(2,774,226)	3,905	(2,765,972)
Balance, Ending (Shares) at Dec. 31, 2021	1,218,621,800
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Net (loss)/income					(731,454)	333	(731,121)
Foreign currency translation adjustments				(50,980)			(50,980)
Share-based compensation and vesting of share-based awards					(4,914)		(4,914)
Accretion on convertible redeemable preferred shares to redemption value					(509,281)		(509,281)
Accretion of redeemable non-controlling interests					(4,227)		(4,227)
Balance, Ending at Dec. 31, 2022	¥ 1		5,278	(51,910)	(4,024,102)	4,238	¥ (4,066,495)
Balance, Ending (Shares) at Dec. 31, 2022	1,218,621,800						1,218,621,800
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Net (loss)/income					(304,507)	(393)	¥ (304,900)
Foreign currency translation adjustments				26,756			26,756
Share-based compensation and vesting of share-based awards		34,840					34,840
Accretion on convertible redeemable preferred shares to redemption value		(80,428)			(579,642)		(660,070)
Change on repurchase premium related to Shanghai Kunjun Material Technology Co.,Ltd					193		193
Extinguishment of Series F convertible redeemable preferred shares		272,426					272,426
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of issuance cost		340,732					340,732
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of issuance cost (Shares)	140,000,000
Automatic conversion of convertible preferred shares into ordinary shares upon IPO	¥ 3	7,570,414					7,570,417
Automatic conversion of convertible preferred shares into ordinary shares upon IPO (Shares)	4,262,869,164
Repurchase of non-controlling interests		1,365				¥ (3,845)	(2,480)
Appropriation to statutory reserve			735		(735)
Balance, Ending at Dec. 31, 2023	¥ 4	¥ 8,139,349	¥ 6,013	¥ (25,154)	¥ (4,908,793)		¥ 3,211,419
Balance, Ending (Shares) at Dec. 31, 2023	5,621,490,964						5,621,490,964